Summary of Material Accounting Policies (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Sep. 27, 2024
Summary of Material Accounting Policies [Line Items]
Loss after income tax	$ 147,489,253	$ (5,450,213)
Cash flows from used in operating activities	(15,122,354)		$ (2,378,789)
Working capital deficit	13,787,072	(3,074,575)
Cash on hand	1,259,242	$ 137,451	137,451
Current liabilities	$ 63,436,538		$ 3,309,209
Subsequent Events [Member]
Summary of Material Accounting Policies [Line Items]
Cash on hand				$ 400,000
Current liabilities				11,800,000
Overdue				$ 5,600,000